Commitments and Contingencies - Other Commitments and Contingencies (Details) $ in Millions		1 Months Ended	12 Months Ended
	Apr. 02, 2012 USD ($)	Jul. 31, 2013 USD ($)	Dec. 31, 2016 USD ($) Agreement	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 surface_impoundment localized_area	May 31, 2015 complaint
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017			$ 5
2018			5
2019			5
2020			5
2021			5
Rental expense			5	$ 5	$ 5
Dynegy's CSA Commitment
Loss Contingencies [Line Items]
Estimate of possible loss			$ 410
Purchase obligation, amount			24
Spare parts			$ 11
Gas Purchase Commitments
Loss Contingencies [Line Items]
Minimum purchase obligations			420
Transportation of Natural Gas
Loss Contingencies [Line Items]
Minimum purchase obligations			173
Coal
Loss Contingencies [Line Items]
Minimum purchase obligations			827
Coal Transportation
Loss Contingencies [Line Items]
Minimum purchase obligations			823
VLGC Guarantee
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Other Commitment, Due in next twelve months			$ 5
Number of charter party agreements in aggregate | Agreement			1
Limestone purchase commitments
Loss Contingencies [Line Items]
Guarantor obligations, maximum exposure, undiscounted			$ 31
Alternative Energy Interconnect Systems [Member]
Loss Contingencies [Line Items]
Guarantor obligations, maximum exposure, undiscounted			22
Other Agreements
Loss Contingencies [Line Items]
Guarantor obligations, maximum exposure, undiscounted			$ 32
MISO 2015-2016 Planning Resource Auction
Loss Contingencies [Line Items]
Pending number of claims | complaint							3
MISO 2015-2016 Planning Resource Auction | Pending Litigation
Loss Contingencies [Line Items]
Pending number of claims | complaint							1
Baldwin Groundwater, Environmental Protection Agency Regulations Compliance, Coal Combustion Residues
Loss Contingencies [Line Items]
Number of localized areas where groundwater standards were exceeded | localized_area						2
Vermillion Facility, Old East and North Sites
Loss Contingencies [Line Items]
Number of localized areas where groundwater standards were exceeded | surface_impoundment						2
Estimated cost for recommended closure alternative for impoundments	$ 10
Hennepin West Ash Pond System
Loss Contingencies [Line Items]
Post-closure monitoring costs		$ 5